Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Income Taxes - Schedule of Unrecognized Tax Benefits (Details) [Line Items]
Unrecognized tax benefits	$ 372,544	$ 217,239
Gross increases – tax positions in current period	49,626	155,305
Unrecognized tax benefits	$ 422,170	$ 372,544